Other Income (Expense), Net - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest income	$ 3,659	$ 14,168	$ 23,555
Foreign exchange gains (losses)	(10,388)	(10,196)	(32,411)
Gains (losses) on financial instruments	11,846	2,008	10,204
Other, net	(744)	(96)	232
Other income, net	$ 4,373	$ 5,884	$ 1,580